SEGMENT REPORTING, Long-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Information [Abstract]
Long-lived assets	$ 1,732,160	$ 660,729
Southeast Asia [Member]
Segment Information [Abstract]
Long-lived assets	1,412,748	509,922
Rest of Asia [Member]
Segment Information [Abstract]
Long-lived assets	262,978	128,285
Rest of the World [Member]
Segment Information [Abstract]
Long-lived assets	$ 56,434	$ 22,522